Stockholders' equity (Summary of Weighted Average Assumptions Used In Black Scholes Option Pricing Model) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Expected life	6 years 3 months	6 years 3 months
Risk-free interest rate	2.09%	2.03%
Expected volatility	72.90%	68.80%